Ordinary Shares	12 Months Ended
Dec. 31, 2011
ORDINARY SHARES [Abstract]
ORDINARY SHARES

16. ORDINARY SHARES

Upon incorporation of Shanda Games (HK) in December 2007, Shanda subscribed for 55,000,000 shares at a par value of US$1.00 per ordinary share in Shanda Games (HK). In turn, Shanda paid US$45 million, equivalent to RMB328.9 million out of the total payable of US$55 million to Shanda Games (HK). Following the Reorganization on July 1, 2008, Shanda transferred all of its 55,000,000 ordinary shares in Shanda Games (HK) to the Company in exchange for the issuance of 54,999,999 ordinary shares of the Company. Together with the 1 ordinary share owned by Shanda upon the incorporation of the Company, Shanda owned 55,000,000 ordinary shares in the Company immediately after the share swap. Due to the share swap, the Company assumed the payable of US$10 million to Shanda Games (HK), which was settled in cash in 2009. On September 18, 2008, the Company declared a share dividend and distributed 495,000,000 ordinary shares to Shanda. Immediately after the share dividend, Shanda owned 550,000,000 ordinary shares of Shanda Games at a par value of US$0.01 per ordinary share.

The transactions described above were accounted for as a legal reorganization under common control. Therefore the Company is assumed to have been in existence since January 1, 2007, and the impact of the share transactions is accounted for retroactively in the periods presented herein. In connection with Shanda's investments that were transferred from Shanda to the Group, such as investments in Actoz and certain affiliated companies, as part of the Reorganization, they are recorded as capital contribution from Shanda in the consolidated statements of changes in shareholders' equity.

On September 30, 2009, the Company completed the IPO on the NASDAQ Global Select Market. In the offering, 83,500,000 American Depositary Shares ("ADSs"), representing 167,000,000 Class A ordinary shares, were sold to the public at a price of US$12.50 per ADS. Of these, 13,043,500 ADSs, representing 26,087,000 Class A ordinary shares, were sold by the Company; and 70,456,500 ADSs, representing 140,913,000 Class A ordinary shares, were sold by a direct wholly-owned subsidiary of Shanda. The net proceeds to the Company from the IPO, after deducting commissions and offering expenses, were approximately US$152.5 million.

As of December 31, 2011, the Company had an aggregate of 560,309,556 ordinary shares issued and outstanding. These outstanding shares consist of (1) 151,222,556 Class A ordinary shares held by public shareholders; (2) 409,087,000 Class B ordinary shares indirectly held by Shanda. The terms of the Class A ordinary shares and Class B ordinary shares are similar, except that (i) each Class A ordinary share and Class B ordinary share are entitled to 1 vote and 10 votes respectively on matters subject to shareholders' vote, and (ii) each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof, but Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.